Financial Instruments - Fair Values and Risk Management - Summary of Financial Assets and Financial Liabilities Denominated in Foreign Currency (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	€ 39,799		€ 62,131
Total Financial assets	81,373		117,356
Bank overdraft and short-term borrowings	18,412		20,943
Lease liabilities	57,367		56,758
Total Financial liabilities	191,246		161,226
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	19,807		26,490
Cash and cash equivalents	36,031		49,413
Total Financial assets	55,838		75,903
Lease liabilities	38,844
Trade payables	26,065		29,155
Total Financial liabilities	65,162		29,409
Currency risk [member] | Short-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Bank overdraft and short-term borrowings	€ 253		€ 254